Other Liabilities And Provisions (Schedule Of Other Liabilities And Provisions) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Other Liabilities And Provisions [Line Items]
The Bow Office Building Liability	$ 1,238	$ 1,486
Obligation under Capital Lease	353	473
Unrecognized Tax Benefits	189	279
Pensions and Other Post-Employment Benefits	115	144
Long-Term Incentives	23	70
Other Derivative Contracts	29
Other	34	32
Other Liabilities and Provisions	1,975	$ 2,484
Other Noncurrent Liabilities [Member]
Other Liabilities And Provisions [Line Items]
Other Derivative Contracts	$ 23